Property and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total
December 31, 2024
January 1, 2025	2,285	2,861	—	5,133
Of which right of use assets	1,269	1,121	—	2,389
Acquisitions	285	276	—	562
Of which right of use assets	285	218	—	503
Disposals	—	(20)	—	(20)
Of which right of use assets	—	(12)	—	(12)
Depreciation	(294)	(413)	—	(707)
Of which right of use assets	(231)	(111)	—	(341)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	(13)	—	—	(13)
Of which right of use assets	(13)	—	—	(13)
June 30, 2025	2,263	2,705	—	4,955
Of which right of use assets	1,310	1,215	—	2,526

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total

January 1, 2026	1,971	2,385	—	4,356
Of which right of use assets	1,083	1,101	—	2,184
Acquisitions	81	8	—	90
Of which right of use assets	—	—	—	—
Disposals	(172)	(21)	—	(193)
Of which right of use assets	—	(19)	—	(19)
Depreciation	(262)	(348)	—	(611)
Of which right of use assets	(204)	(110)	—	(314)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	—	—	—	—
Of which right of use assets	—	—	—	—
June 30, 2026	1,618	2,024	—	3,643
Of which right of use assets	879	971	—	1,850